Consolidated portfolio of investments—July 31, 2025 (unaudited)
Consolidated portfolio of investments

	Shares	Value
Common stocks: 28.04%
Communication services: 1.91%
Entertainment: 0.66%
Netflix, Inc.†	1,036	$1,201,139
Spotify Technology SA†	671	420,408
TKO Group Holdings, Inc. Class A	2,300	386,423
		2,007,970
Interactive media & services: 1.04%
Alphabet, Inc. Class A	4,676	897,324
Meta Platforms, Inc. Class A	2,122	1,641,240
Pinterest, Inc. Class A†	15,800	609,880
		3,148,444
Media: 0.21%
Fox Corp. Class A	11,700	652,392
Consumer discretionary: 2.16%
Broadline retail: 0.70%
Amazon.com, Inc.†	7,393	1,730,775
MercadoLibre, Inc.†	170	403,562
		2,134,337
Hotels, restaurants & leisure: 0.72%
Booking Holdings, Inc.	129	710,024
DoorDash, Inc. Class A†	2,271	568,318
Royal Caribbean Cruises Ltd.	2,818	895,757
		2,174,099
Household durables: 0.30%
PulteGroup, Inc.	8,138	918,943
Specialty retail: 0.44%
O’Reilly Automotive, Inc.†	5,535	544,201
Ulta Beauty, Inc.†	1,500	772,515
		1,316,716
Consumer staples: 0.78%
Beverages: 0.41%
Keurig Dr Pepper, Inc.	20,145	657,734
Monster Beverage Corp.†	10,253	602,364
		1,260,098
Consumer staples distribution & retail: 0.18%
Costco Wholesale Corp.	570	535,595
Household products: 0.19%
Church & Dwight Co., Inc.	6,161	577,717
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 1

Consolidated portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Energy: 0.78%
Energy equipment & services: 0.16%
Baker Hughes Co. Class A	10,643	$479,467
Oil, gas & consumable fuels: 0.62%
Cheniere Energy, Inc.	2,000	471,760
EOG Resources, Inc.	7,773	932,915
Valero Energy Corp.	3,452	473,994
		1,878,669
Financials: 2.74%
Banks: 0.73%
Fifth Third Bancorp	24,806	1,031,185
First Citizens BancShares, Inc. Class A	256	510,659
JPMorgan Chase & Co.	2,267	671,576
		2,213,420
Capital markets: 1.22%
Coinbase Global, Inc. Class A†	948	358,116
Interactive Brokers Group, Inc. Class A	11,973	784,950
Jefferies Financial Group, Inc.	15,800	911,028
Robinhood Markets, Inc. Class A†	4,479	461,561
Tradeweb Markets, Inc. Class A	4,389	608,096
Virtu Financial, Inc. Class A	13,500	595,890
		3,719,641
Insurance: 0.50%
Arch Capital Group Ltd.	8,354	718,945
Brown & Brown, Inc.	8,777	801,955
		1,520,900
Mortgage real estate investment trusts (REITs): 0.29%
Annaly Capital Management, Inc.	42,801	870,144
Health care: 1.82%
Biotechnology: 0.49%
AbbVie, Inc.	3,200	604,864
Exelixis, Inc.†	13,000	470,860
United Therapeutics Corp.†	1,550	425,785
		1,501,509
Health care equipment & supplies: 0.44%
Alcon AG	8,529	746,714
Intuitive Surgical, Inc.†	1,201	577,789
		1,324,503
Health care providers & services: 0.43%
Labcorp Holdings, Inc.	3,053	794,024
Tenet Healthcare Corp.†	3,100	499,968
		1,293,992
See accompanying consolidated notes to portfolio of investments
2 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Life sciences tools & services: 0.22%
Charles River Laboratories International, Inc.†	3,932	$667,025
Pharmaceuticals: 0.24%
Bristol-Myers Squibb Co.	17,081	739,778
Industrials: 3.30%
Aerospace & defense: 0.40%
L3Harris Technologies, Inc.	2,276	625,490
StandardAero, Inc.†	20,757	592,613
		1,218,103
Building products: 0.25%
Carlisle Cos., Inc.	2,094	742,763
Commercial services & supplies: 0.22%
Republic Services, Inc. Class A	2,929	675,574
Construction & engineering: 0.42%
EMCOR Group, Inc.	2,054	1,288,864
Electrical equipment: 0.25%
Generac Holdings, Inc.†	3,900	759,291
Ground transportation: 0.45%
Canadian Pacific Kansas City Ltd.	10,800	794,340
Uber Technologies, Inc.†	6,500	570,375
		1,364,715
Machinery: 0.18%
Gates Industrial Corp. PLC†	21,600	535,680
Passenger airlines: 0.17%
United Airlines Holdings, Inc.†	6,000	529,860
Professional services: 0.43%
Jacobs Solutions, Inc.	4,991	708,073
Leidos Holdings, Inc.	3,700	590,705
		1,298,778
Trading companies & distributors: 0.53%
AerCap Holdings NV	7,924	849,849
WESCO International, Inc.	3,600	745,056
		1,594,905
Information technology: 5.03%
Communications equipment: 0.38%
Arista Networks, Inc.†	9,384	1,156,296
Electronic equipment, instruments & components: 0.22%
TD SYNNEX Corp.	4,700	678,633
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 3

Consolidated portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
IT services: 0.34%
Okta, Inc.†	4,600	$449,880
Twilio, Inc. Class A†	4,600	593,400
		1,043,280
Semiconductors & semiconductor equipment: 1.88%
Broadcom, Inc.	7,169	2,105,535
KLA Corp.	817	718,167
NVIDIA Corp.	11,996	2,133,729
Teradyne, Inc.	7,064	758,886
		5,716,317
Software: 1.61%
Atlassian Corp. Class A†	2,800	536,984
Microsoft Corp.	6,657	3,551,509
ServiceNow, Inc.†	830	782,790
		4,871,283
Technology hardware, storage & peripherals: 0.60%
Apple, Inc.	5,991	1,243,552
Dell Technologies, Inc. Class C	4,256	564,729
		1,808,281
Materials: 3.22%
Construction materials: 0.37%
Vulcan Materials Co.	4,044	1,110,765
Containers & packaging: 0.25%
Graphic Packaging Holding Co.	34,646	774,685
Metals & mining: 2.60%
Agnico Eagle Mines Ltd.	2,401	298,063
Agnico Eagle Mines Ltd.-U.S. Exchange Traded Shares	4,725	587,601
Alamos Gold, Inc. Class A	13,800	335,339
Anglogold Ashanti PLC	6,800	314,500
Artemis Gold, Inc.†	16,000	292,725
B2Gold Corp.	26,000	87,442
Barrick Mining Corp.	13,036	275,320
Coeur Mining, Inc.†	12,903	112,127
Dundee Precious Metals, Inc.	14,000	226,328
Eldorado Gold Corp.†	3,300	67,615
Endeavour Mining PLC	10,880	326,651
Equinox Gold Corp.†	8,050	49,034
Evolution Mining Ltd.	8,000	36,206
Franco-Nevada Corp.	1,600	254,873
Freeport-McMoRan, Inc.	9,390	377,854
G Mining Ventures Corp.†	11,400	133,614
Gold Fields Ltd. ADR	11,800	287,448
IAMGOLD Corp.†	30,500	206,034
Kinross Gold Corp.	35,000	560,010
Lundin Gold, Inc.	11,200	518,372
See accompanying consolidated notes to portfolio of investments
4 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Metals & mining(continued)
MAG Silver Corp.	3,000	$61,187
New Gold, Inc.†	33,000	138,135
Newmont Corp.	11,000	683,100
Northern Star Resources Ltd.	16,000	158,965
OceanaGold Corp.	12,666	172,311
OR Royalties, Inc.	3,500	96,947
Orla Mining Ltd.†	7,000	65,170
Pan American Silver Corp.-U.S. Exchange Traded Shares	6,200	167,524
Royal Gold, Inc.	1,100	166,562
Skeena Resources Ltd.†	7,000	98,513
Snowline Gold Corp.†	11,000	75,816
Torex Gold Resources, Inc.†	8,800	247,881
Wheaton Precious Metals Corp.	4,400	402,402
		7,881,669
Real estate: 5.83%
Health care REITs: 0.55%
Alexandria Real Estate Equities, Inc.	2,989	228,450
Welltower, Inc.	8,675	1,431,982
		1,660,432
Industrial REITs: 0.76%
First Industrial Realty Trust, Inc.	8,097	394,486
Prologis, Inc.	11,524	1,230,533
Rexford Industrial Realty, Inc.	4,833	176,549
Terreno Realty Corp.	9,102	505,070
		2,306,638
Office REITs: 0.18%
BXP, Inc.	8,157	533,712
Real estate management & development: 0.25%
CBRE Group, Inc. Class A†	4,962	772,782
Residential REITs: 1.05%
American Homes 4 Rent Class A	13,796	478,583
Camden Property Trust	4,669	509,855
Equity LifeStyle Properties, Inc.	7,467	447,423
Independence Realty Trust, Inc.	16,922	283,782
Invitation Homes, Inc.	14,978	459,076
Mid-America Apartment Communities, Inc.	3,936	560,604
Sun Communities, Inc.	3,705	459,531
		3,198,854
Retail REITs: 0.31%
Federal Realty Investment Trust	2,470	227,635
Simon Property Group, Inc.	4,283	701,513
		929,148
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 5

Consolidated portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Specialized REITs: 2.73%
American Tower Corp.	7,220	$1,504,576
Crown Castle, Inc.	3,895	409,326
CubeSmart	7,933	308,673
Equinix, Inc.	1,752	1,375,618
Extra Space Storage, Inc.	4,969	667,635
Four Corners Property Trust, Inc.	8,027	202,602
Gaming & Leisure Properties, Inc.	18,049	822,673
Iron Mountain, Inc.	7,334	714,038
SBA Communications Corp. Class A	3,513	789,441
VICI Properties, Inc. Class A	19,352	630,875
Weyerhaeuser Co.	34,007	851,875
		8,277,332
Utilities: 0.47%
Electric utilities: 0.27%
FirstEnergy Corp.	19,444	830,453
Water utilities: 0.20%
American Water Works Co., Inc.	4,248	595,740
Total common stocks (Cost $66,895,200)		85,090,192

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 7.95%
Basic materials: 0.24%
Chemicals: 0.11%
Chemours Co.	5.38%	5-15-2027	$205,000	200,826
SCIH Salt Holdings, Inc.144A	4.88	5-1-2028	145,000	140,790
				341,616
Iron/steel: 0.08%
Cleveland-Cliffs, Inc.144A	6.88	11-1-2029	245,000	245,117
Mining: 0.05%
Kaiser Aluminum Corp.144A	4.63	3-1-2028	145,000	141,737
Communications: 0.88%
Advertising: 0.11%
Clear Channel Outdoor Holdings, Inc.144A	5.13	8-15-2027	90,000	89,878
Clear Channel Outdoor Holdings, Inc.144A%%	7.13	2-15-2031	15,000	14,979
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	215,000	212,836
				317,693
Internet: 0.15%
Arches Buyer, Inc.144A	4.25	6-1-2028	170,000	163,735
Gen Digital, Inc.144A	6.75	9-30-2027	295,000	299,847
				463,582
See accompanying consolidated notes to portfolio of investments
6 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media: 0.55%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00%	2-1-2028	$45,000	$44,158
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	565,000	560,374
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	220,000	218,791
Nexstar Media, Inc.144A	5.63	7-15-2027	170,000	169,670
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	120,000	115,650
Sirius XM Radio LLC144A	5.00	8-1-2027	577,000	570,724
				1,679,367
Telecommunications: 0.07%
Frontier Communications Holdings LLC144A	5.88	10-15-2027	80,000	80,014
Viasat, Inc.144A	5.63	4-15-2027	115,000	114,445
				194,459
Consumer, cyclical: 1.90%
Airlines: 0.11%
American Airlines, Inc.144A	7.25	2-15-2028	105,000	107,143
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	215,500	215,304
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class 1A	3.90	1-15-2026	26,030	25,580
				348,027
Auto manufacturers: 0.22%
Ford Motor Credit Co. LLC	4.13	8-17-2027	300,000	292,271
Nissan Motor Acceptance Co. LLC144A	2.00	3-9-2026	185,000	181,387
Nissan Motor Acceptance Co. LLC144A	6.95	9-15-2026	165,000	167,483
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	35,000	36,059
				677,200
Auto parts & equipment: 0.08%
American Axle & Manufacturing, Inc.	6.50	4-1-2027	115,000	115,106
Dana, Inc.	5.63	6-15-2028	120,000	120,066
				235,172
Distribution/wholesale: 0.04%
RB Global Holdings, Inc.144A	7.75	3-15-2031	110,000	115,279
Entertainment: 0.48%
Churchill Downs, Inc.144A	5.50	4-1-2027	430,000	429,428
Cinemark USA, Inc.144A	5.25	7-15-2028	345,000	342,560
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	265,000	268,023
SeaWorld Parks & Entertainment, Inc.144A	5.25	8-15-2029	90,000	87,602
Six Flags Entertainment Corp.144A	5.50	4-15-2027	200,000	199,474
WarnerMedia Holdings, Inc. Series WI	4.05	3-15-2029	155,000	145,536
				1,472,623
Home builders: 0.14%
Taylor Morrison Communities, Inc.144A	5.75	1-15-2028	290,000	292,409
Tri Pointe Homes, Inc.	5.70	6-15-2028	130,000	131,339
				423,748
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 7

Consolidated portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Home furnishings: 0.04%
Whirlpool Corp.	6.13%	6-15-2030	$110,000	$109,738
Housewares: 0.07%
Newell Brands, Inc.144A	8.50	6-1-2028	195,000	204,335
Leisure time: 0.33%
Acushnet Co.144A	7.38	10-15-2028	45,000	46,881
NCL Corp. Ltd.144A	5.88	2-15-2027	255,000	255,755
NCL Corp. Ltd.144A	8.13	1-15-2029	85,000	89,296
Sabre Global, Inc.144A	8.63	6-1-2027	135,000	137,147
Sabre Global, Inc.144A	10.75	11-15-2029	39,000	40,169
Viking Cruises Ltd.144A	5.88	9-15-2027	300,000	299,806
VOC Escrow Ltd.144A	5.00	2-15-2028	120,000	118,910
				987,964
Retail: 0.39%
Advance Auto Parts, Inc.	1.75	10-1-2027	115,000	105,873
Advance Auto Parts, Inc.144A%%	7.00	8-1-2030	110,000	110,560
Gap, Inc.144A	3.63	10-1-2029	155,000	143,034
Group 1 Automotive, Inc.144A	6.38	1-15-2030	145,000	147,692
Lithia Motors, Inc.144A	4.63	12-15-2027	30,000	29,535
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	235,000	230,612
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	285,000	300,708
Walgreens Boots Alliance, Inc.	3.45	6-1-2026	45,000	44,340
Walgreens Boots Alliance, Inc.	8.13	8-15-2029	65,000	69,773
				1,182,127
Consumer, non-cyclical: 0.78%
Commercial services: 0.38%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl144A	4.63	6-1-2028	75,000	72,758
CoreCivic, Inc.	8.25	4-15-2029	325,000	343,655
GEO Group, Inc.	8.63	4-15-2029	400,000	424,690
GEO Group, Inc.	10.25	4-15-2031	65,000	71,463
Herc Holdings, Inc.144A	7.00	6-15-2030	70,000	72,347
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	99,000	99,407
Veritiv Operating Co.144A	10.50	11-30-2030	50,000	54,194
				1,138,514
Cosmetics/Personal Care: 0.07%
Edgewell Personal Care Co.144A	5.50	6-1-2028	220,000	218,346
Food: 0.11%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	5.88	2-15-2028	135,000	134,893
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	6.50	2-15-2028	100,000	101,552
B&G Foods, Inc.144A	8.00	9-15-2028	105,000	98,175
				334,620
See accompanying consolidated notes to portfolio of investments
8 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services: 0.10%
Star Parent, Inc.144A	9.00%	10-1-2030	$90,000	$94,644
Tenet Healthcare Corp.	4.63	6-15-2028	70,000	68,809
Tenet Healthcare Corp.	6.13	10-1-2028	145,000	145,009
				308,462
Household products/wares: 0.02%
Central Garden & Pet Co.	5.13	2-1-2028	40,000	39,828
Pharmaceuticals: 0.10%
AdaptHealth LLC144A	6.13	8-1-2028	105,000	104,350
Organon & Co./Organon Foreign Debt Co-Issuer BV144A	4.13	4-30-2028	220,000	208,232
				312,582
Energy: 1.23%
Energy-alternate sources: 0.09%
TerraForm Power Operating LLC144A	5.00	1-31-2028	285,000	281,162
Oil & gas: 0.14%
Civitas Resources, Inc.144A	8.38	7-1-2028	100,000	102,833
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	60,000	61,275
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	220,000	220,849
Nabors Industries, Inc.144A	7.38	5-15-2027	50,000	50,463
				435,420
Oil & gas services: 0.32%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.88	4-1-2027	210,000	210,115
Bristow Group, Inc.144A	6.88	3-1-2028	240,000	240,568
Oceaneering International, Inc.	6.00	2-1-2028	365,000	367,120
USA Compression Partners LP/USA Compression Finance Corp.	6.88	9-1-2027	125,000	124,970
USA Compression Partners LP/USA Compression Finance Corp.144A	7.13	3-15-2029	25,000	25,556
				968,329
Pipelines: 0.68%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	1-15-2028	110,000	109,831
Buckeye Partners LP144A	6.88	7-1-2029	115,000	118,380
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	20,000	20,038
Excelerate Energy LP144A	8.00	5-15-2030	125,000	130,857
Harvest Midstream I LP144A	7.50	9-1-2028	305,000	308,712
Hess Midstream Operations LP144A	5.88	3-1-2028	180,000	182,963
Kinetik Holdings LP144A	6.63	12-15-2028	375,000	383,517
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	3-1-2027	400,000	398,684
Venture Global LNG, Inc.144A	8.13	6-1-2028	380,000	393,419
				2,046,401
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 9

Consolidated portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 1.52%
Banks: 0.01%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88%	2-18-2026	$25,000	$24,706
Diversified financial services: 0.80%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	100,000	99,308
Encore Capital Group, Inc.144A	9.25	4-1-2029	185,000	194,850
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	275,000	283,975
Jefferson Capital Holdings LLC144A	6.00	8-15-2026	145,000	144,599
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	40,000	42,210
Nationstar Mortgage Holdings, Inc.144A	6.00	1-15-2027	215,000	215,223
Nationstar Mortgage Holdings, Inc.144A	6.50	8-1-2029	90,000	92,053
Navient Corp.	4.88	3-15-2028	105,000	102,462
Navient Corp.	5.00	3-15-2027	115,000	113,733
OneMain Finance Corp.	5.38	11-15-2029	225,000	220,622
OneMain Finance Corp.	7.13	3-15-2026	152,000	153,891
PRA Group, Inc.144A	8.38	2-1-2028	250,000	255,738
Rocket Cos., Inc.144A	6.13	8-1-2030	110,000	111,535
United Wholesale Mortgage LLC144A	5.75	6-15-2027	410,000	409,955
				2,440,154
Insurance: 0.12%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	6.75	4-15-2028	210,000	212,840
AmWINS Group, Inc.144A	6.38	2-15-2029	150,000	152,749
				365,589
Investment Companies: 0.03%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	5-15-2026	99,000	98,362
REITs: 0.56%
Blackstone Mortgage Trust, Inc.144A	3.75	1-15-2027	65,000	63,096
Brandywine Operating Partnership LP	3.95	11-15-2027	135,000	130,326
Brandywine Operating Partnership LP	8.88	4-12-2029	65,000	69,696
Iron Mountain, Inc.144A	5.25	3-15-2028	360,000	358,168
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.75	6-15-2029	220,000	213,580
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	5.88	10-1-2028	255,000	254,006
Service Properties Trust	5.25	2-15-2026	175,000	173,647
Service Properties Trust144A	8.63	11-15-2031	75,000	79,870
Starwood Property Trust, Inc.144A	3.63	7-15-2026	290,000	284,344
XHR LP144A	6.63	5-15-2030	70,000	71,146
				1,697,879
Industrial: 0.95%
Aerospace/defense: 0.19%
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	165,000	174,345
See accompanying consolidated notes to portfolio of investments
10 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Aerospace/defense(continued)
Spirit AeroSystems, Inc.144A	9.75%	11-15-2030	$40,000	$43,992
TransDigm, Inc.144A	6.38	3-1-2029	350,000	358,208
				576,545
Building materials: 0.09%
JELD-WEN, Inc.144A	4.88	12-15-2027	40,000	37,947
Standard Industries, Inc.144A	5.00	2-15-2027	250,000	249,873
				287,820
Electrical components & equipment: 0.16%
Energizer Holdings, Inc.144A	4.75	6-15-2028	165,000	160,292
Energizer Holdings, Inc.144A	6.50	12-31-2027	65,000	65,948
WESCO Distribution, Inc.144A	6.38	3-15-2029	240,000	246,166
				472,406
Environmental control: 0.01%
Clean Harbors, Inc.144A	4.88	7-15-2027	40,000	39,672
Machinery-diversified: 0.11%
Chart Industries, Inc.144A	7.50	1-1-2030	10,000	10,475
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	310,000	308,614
				319,089
Packaging & containers: 0.25%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	355,000	355,313
Ball Corp.	6.88	3-15-2028	60,000	61,242
Clydesdale Acquisition Holdings, Inc.144A	6.63	4-15-2029	165,000	166,956
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	30,000	30,679
Owens-Brockway Glass Container, Inc.144A	6.63	5-13-2027	145,000	145,174
				759,364
Trucking & leasing: 0.14%
FTAI Aviation Investors LLC144A	5.50	5-1-2028	430,000	428,962
Technology: 0.14%
Software: 0.14%
Cloud Software Group, Inc.144A	6.50	3-31-2029	285,000	287,817
Rocket Software, Inc.144A	9.00	11-28-2028	140,000	144,474
				432,291
Utilities: 0.31%
Electric: 0.31%
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	305,000	295,693
PG&E Corp.	5.00	7-1-2028	175,000	170,743
Vistra Operations Co. LLC144A	5.00	7-31-2027	150,000	149,196
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 11

Consolidated portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
XPLR Infrastructure Operating Partners LP144A	3.88%	10-15-2026	$145,000	$141,521
XPLR Infrastructure Operating Partners LP144A	4.50	9-15-2027	195,000	188,776
				945,929
Total corporate bonds and notes (Cost $23,749,780)				24,112,216
Loans: 0.26%
Communications: 0.02%
Internet: 0.02%
Cablevision Lightpath LLC (U.S. SOFR 1 Month+3.00%)±	7.34	11-30-2027	54,862	54,896
Media: 0.00%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.57	8-2-2027	16,617	16,645
Consumer, cyclical: 0.07%
Airlines: 0.05%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	8.08	10-20-2027	81,832	82,139
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	8.04	4-1-2031	70,000	70,233
				152,372
Retail: 0.02%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.81	3-3-2028	60,000	55,995
Consumer, non-cyclical: 0.03%
Healthcare-products: 0.00%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+4.25%)±	8.61	1-15-2031	10,000	10,028
Healthcare-services: 0.03%
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.05	7-1-2031	109,447	67,493
Modivcare, Inc. (U.S. SOFR 3 Month+7.50%)±	11.78	1-12-2026	18,826	14,225
				81,718
Financial: 0.08%
Insurance: 0.08%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.72	7-31-2027	238,884	238,755
Industrial: 0.02%
Aerospace/defense: 0.01%
Spirit AeroSystems, Inc. (U.S. SOFR 3 Month+4.50%)±	8.81	1-15-2027	26,017	26,043
Packaging & containers: 0.01%
Graham Packaging Co., Inc. (U.S. SOFR 1 Month+2.50%)±	6.86	8-4-2027	40,000	40,047
Utilities: 0.04%
Electric: 0.04%
Constellation Renewables LLC (U.S. SOFR 3 Month+2.25%)±	6.58	12-15-2027	104,478	104,440
Total loans (Cost $825,505)				780,939
U.S. Treasury securities: 22.31%
TIPS	0.13	4-15-2026	3,315,546	3,283,999
See accompanying consolidated notes to portfolio of investments
12 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
TIPS	0.13%	7-15-2026	$4,552,763	$4,517,327
TIPS	0.13	4-15-2027	5,521,580	5,406,089
TIPS	0.13	1-15-2030	5,247,354	4,957,949
TIPS	0.13	7-15-2030	4,739,062	4,456,699
TIPS	0.13	1-15-2031	518,624	480,867
TIPS	0.13	7-15-2031	1,763,001	1,623,667
TIPS	0.13	1-15-2032	3,026,556	2,743,176
TIPS	0.13	2-15-2051	2,938,467	1,571,086
TIPS	0.25	7-15-2029	1,162,401	1,117,319
TIPS	0.25	2-15-2050	200,046	114,050
TIPS	0.38	1-15-2027	113,110	111,588
TIPS	0.38	7-15-2027	2,227,332	2,197,647
TIPS	0.50	1-15-2028	4,658,761	4,570,571
TIPS	0.63	2-15-2043	475,361	350,444
TIPS	0.75	2-15-2042	839,310	647,106
TIPS	0.88	1-15-2029	3,048,907	3,002,723
TIPS	1.00	2-15-2048	1,492,530	1,083,643
TIPS	1.00	2-15-2049	1,552,065	1,110,097
TIPS	1.38	7-15-2033	4,799,844	4,650,213
TIPS	1.38	2-15-2044	1,489,579	1,240,863
TIPS	1.50	2-15-2053	1,292,249	1,004,748
TIPS	1.63	10-15-2027	4,465,269	4,514,454
TIPS	1.75	1-15-2034	1,871,839	1,850,762
TIPS	1.88	7-15-2034	3,616,167	3,610,639
TIPS	2.13	1-15-2035	2,770,483	2,805,552
TIPS	2.13	2-15-2040	1,427,712	1,402,591
TIPS	2.13	2-15-2041	1,974,245	1,920,398
TIPS	2.13	2-15-2054	398,004	357,191
TIPS	2.50	1-15-2029	838,421	871,551
TIPS	3.88	4-15-2029	117,320	127,869
Total U.S. Treasury securities (Cost $71,194,980)				67,702,878
Yankee corporate bonds and notes: 1.22%
Basic materials: 0.06%
Mining: 0.06%
Alumina Pty. Ltd.144A	6.13	3-15-2030	170,000	171,875
Communications: 0.16%
Internet: 0.11%
Rakuten Group, Inc.144A	11.25	2-15-2027	295,000	319,706
Media: 0.05%
Virgin Media Vendor Financing Notes IV DAC144A	5.00	7-15-2028	155,000	150,318
Consumer, cyclical: 0.46%
Airlines: 0.23%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	475,000	497,800
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 13

Consolidated portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines(continued)
Latam Airlines Group SA144A	7.63%	1-7-2031	$140,000	$144,410
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	7.88	5-1-2027	45,000	45,154
				687,364
Leisure time: 0.23%
Carnival Corp.144A	5.75	3-1-2027	18,000	18,179
Carnival Corp.144A	6.00	5-1-2029	215,000	216,907
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	455,000	457,158
				692,244
Consumer, non-cyclical: 0.08%
Healthcare-products: 0.08%
Bausch & Lomb Corp.144A	8.38	10-1-2028	245,000	255,437
Financial: 0.13%
Banks: 0.08%
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	60,000	58,657
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	200,000	200,500
				259,157
Diversified financial services: 0.05%
Macquarie AirFinance Holdings Ltd.144A	6.40	3-26-2029	140,000	145,543
Industrial: 0.09%
Aerospace/defense: 0.06%
Bombardier, Inc.144A	6.00	2-15-2028	185,000	186,230
Packaging & containers: 0.03%
Trivium Packaging Finance BV144A	8.25	7-15-2030	95,000	100,039
Technology: 0.17%
Computers: 0.05%
Seagate Data Storage Technology Pte. Ltd.144A	8.25	12-15-2029	155,000	165,212
Software: 0.12%
Open Text Corp.144A	3.88	2-15-2028	80,000	77,000
Open Text Corp.144A	6.90	12-1-2027	275,000	283,942
				360,942
Utilities: 0.07%
Electric: 0.07%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	10,000	9,708
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	205,000	206,483
				216,191
Total yankee corporate bonds and notes (Cost $3,652,138)				3,710,258
See accompanying consolidated notes to portfolio of investments
14 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 34.44%
Investment companies: 34.44%
Allspring Government Money Market Fund Select Class♠∞*##		4.24%	104,483,893	$104,483,893
Total short-term investments (Cost $104,483,893)				104,483,893
Total investments in securities (Cost $270,801,496)	94.22%			285,880,376
Other assets and liabilities, net	5.78			17,524,517
Total net assets	100.00%			$303,404,893

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Real Return Special Investments (Cayman) Ltd., the consolidated entity.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$97,077,493	$30,584,230	$(23,177,830)	$0	$0	$104,483,893	104,483,893	$1,025,277
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	787,405	AUD	1,205,000	Morgan Stanley, Inc.	9-17-2025	$12,390	$0
BRL	3,435,000	USD	606,730	Morgan Stanley, Inc.	9-17-2025	0	(104)
USD	1,383,760	CAD	1,882,000	Morgan Stanley, Inc.	9-17-2025	22,383	0
CAD	3,525,000	USD	2,594,222	Morgan Stanley, Inc.	9-17-2025	0	(44,352)
CHF	719,000	USD	887,524	Morgan Stanley, Inc.	9-17-2025	2,454	0
CZK	21,570,000	USD	1,002,596	Morgan Stanley, Inc.	9-17-2025	60	0
EUR	785,000	USD	906,746	Morgan Stanley, Inc.	9-17-2025	0	(8,291)
GBP	776,000	USD	1,051,167	Morgan Stanley, Inc.	9-17-2025	0	(25,903)
HUF	256,635,000	USD	732,752	Morgan Stanley, Inc.	9-17-2025	0	(2,166)
IDR	24,104,550,000	USD	1,479,242	Morgan Stanley, Inc.	9-17-2025	0	(16,026)
USD	2,760,420	IDR	44,939,632,000	Morgan Stanley, Inc.	9-17-2025	32,454	0
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 15

Consolidated portfolio of investments—July 31, 2025 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	2,533,962	INR	217,490,000	Morgan Stanley, Inc.	9-17-2025	$56,095	$0
INR	34,162,000	USD	398,126	Morgan Stanley, Inc.	9-17-2025	0	(8,918)
JPY	122,994,000	USD	858,287	Morgan Stanley, Inc.	9-17-2025	0	(38,674)
USD	882,102	KRW	1,203,081,000	Morgan Stanley, Inc.	9-17-2025	12,471	0
KRW	2,245,234,000	USD	1,664,431	Morgan Stanley, Inc.	9-17-2025	0	(41,494)
MXN	14,815,000	USD	773,818	Morgan Stanley, Inc.	9-17-2025	7,800	0
NOK	7,623,000	USD	756,990	Morgan Stanley, Inc.	9-17-2025	0	(19,456)
USD	800,008	NZD	1,319,000	Morgan Stanley, Inc.	9-17-2025	21,768	0
NZD	2,463,000	USD	1,504,097	Morgan Stanley, Inc.	9-17-2025	0	(50,873)
PLN	3,130,000	USD	843,608	Morgan Stanley, Inc.	9-17-2025	0	(9,005)
SEK	7,852,000	USD	826,191	Morgan Stanley, Inc.	9-17-2025	0	(21,812)
ZAR	11,382,000	USD	637,394	Morgan Stanley, Inc.	9-17-2025	0	(14,458)
CLP	514,105,000	USD	549,093	Morgan Stanley, Inc.	9-22-2025	0	(20,483)
						$167,875	$(322,015)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	12	8-15-2025	$1,070,791	$1,065,218	$0	$(5,573)
LME Primary Aluminum Futures**	13	8-18-2025	836,538	833,261	0	(3,277)
Volatility Index	84	8-20-2025	1,629,522	1,508,354	0	(121,168)
Hang Seng Index	58	8-28-2025	9,436,480	9,141,834	0	(294,646)
IFSC NIFTY 50 Index	177	8-28-2025	8,785,456	8,792,121	6,665	0
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	2	8-29-2025	179,631	182,608	2,977	0
10-Year Euro BUND Index	305	9-8-2025	45,519,481	45,144,139	0	(375,342)
French Government Bond	89	9-8-2025	12,651,293	12,522,165	0	(129,128)
Gas Oil Futures**	4	9-11-2025	277,911	279,800	1,889	0
TOPIX Index	3	9-11-2025	556,270	586,671	30,401	0
Hard Red Winter Wheat Futures**	30	9-12-2025	832,992	789,375	0	(43,617)
Wheat Futures**	8	9-12-2025	218,286	209,300	0	(8,986)
10-Year Australian Bond	243	9-15-2025	17,776,713	17,769,397	0	(7,316)
Japanese Yen Futures	69	9-15-2025	6,034,267	5,749,425	0	(284,842)
LME Copper Futures**	4	9-15-2025	984,045	959,333	0	(24,712)
LME Nickel Futures**	3	9-15-2025	274,395	267,099	0	(7,296)
LME Zinc Futures**	5	9-15-2025	335,091	345,253	10,162	0
Swiss Franc Futures	28	9-15-2025	4,454,274	4,332,125	0	(122,149)
10-Year Canadian Bond	210	9-18-2025	18,377,037	18,265,878	0	(111,159)
S&P ASX Share Price Index 200	9	9-18-2025	1,240,944	1,258,421	17,477	0
S&P/TSX 60 Index	5	9-18-2025	1,145,171	1,170,107	24,936	0
10-Year U.S. Treasury Notes	176	9-19-2025	19,682,223	19,547,000	0	(135,223)
DAX Index	1	9-19-2025	676,521	689,313	12,792	0
E-Mini NASDAQ 100 Index	21	9-19-2025	9,418,204	9,813,300	395,096	0
E-Mini S&P 500 Index	99	9-19-2025	30,950,271	31,552,538	602,267	0
Euro STOXX 50 Index	162	9-19-2025	9,863,052	9,872,288	9,236	0
FTSE 100 Index	11	9-19-2025	1,294,685	1,325,457	30,772	0
MSCI EAFE Index	131	9-19-2025	17,430,717	17,117,770	0	(312,947)
MSCI Emerging Markets Index	219	9-19-2025	13,316,583	13,559,385	242,802	0
Long Gilt Futures	114	9-26-2025	13,753,763	13,875,064	121,301	0
Number 11 World Sugar Futures**	71	9-30-2025	1,255,584	1,300,152	44,568	0
See accompanying consolidated notes to portfolio of investments
16 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2025 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
Live Cattle Futures**	1	10-31-2025	$87,771	$89,260	$1,489	$0
Number 2 Cotton Futures**	16	12-8-2025	546,952	538,000	0	(8,952)
Corn Futures**	104	12-12-2025	2,324,202	2,151,500	0	(172,702)
Soybean Meal Futures**	43	12-12-2025	1,207,728	1,186,800	0	(20,928)
Gold 100 Troy Ounces Futures**	1	12-29-2025	342,983	334,860	0	(8,123)
Short
LME Primary Aluminum Futures**	(9)	8-18-2025	(578,960)	(576,873)	2,087	0
Light Sweet Crude Oil Futures**	(9)	8-20-2025	(592,682)	(623,340)	0	(30,658)
Henry Hub Natural Gas Futures**	(4)	8-27-2025	(136,378)	(124,240)	12,138	0
Brent Crude Oil Futures**	(3)	8-29-2025	(204,652)	(215,100)	0	(10,448)
NY Harbor ULSD Futures**	(10)	8-29-2025	(1,007,501)	(1,006,278)	1,223	0
10-Year Euro BUND Index	(20)	9-8-2025	(2,988,531)	(2,960,271)	28,260	0
30-Year Euro BUXL Futures	(93)	9-8-2025	(12,769,513)	(12,457,721)	311,792	0
Euro Futures	(53)	9-15-2025	(7,627,168)	(7,592,581)	34,587	0
LME Copper Futures**	(5)	9-15-2025	(1,229,955)	(1,199,166)	30,789	0
LME Lead Futures**	(7)	9-15-2025	(355,713)	(341,602)	14,111	0
LME Nickel Futures**	(5)	9-15-2025	(457,184)	(445,165)	12,019	0
LME Zinc Futures**	(5)	9-15-2025	(334,990)	(345,253)	0	(10,263)
C Coffee Futures**	(1)	9-18-2025	(105,051)	(110,925)	0	(5,874)
E-Mini Russell 2000 Index	(7)	9-19-2025	(741,474)	(777,070)	0	(35,596)
U.S. Real Estate Index	(164)	9-19-2025	(6,006,469)	(5,935,160)	71,309	0
Long Gilt Futures	(17)	9-26-2025	(2,067,268)	(2,069,088)	0	(1,820)
Silver Futures**	(7)	9-26-2025	(1,279,226)	(1,284,920)	0	(5,694)
Soybean Futures**	(5)	11-14-2025	(267,322)	(247,313)	20,009	0
Soybean Oil Futures**	(6)	12-12-2025	(193,082)	(197,064)	0	(3,982)
					$2,093,154	$(2,302,421)

**	Represents an investment held in Real Return Special Investments (Cayman) Ltd., the consolidated entity.
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 17

Notes to consolidated portfolio of investments—July 31, 2025 (unaudited)
Notes to consolidated portfolio of investments
Investment in subsidiary
The Portfolio invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Real Return Special Investments (Cayman) Ltd (the “Subsidiary”), a wholly owned subsidiary incorporated on June 27, 2023 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of July 31, 2025, the Subsidiary had $32,442,235 of investments in affiliates and cash at broker segregated for futures contacts representing 99.45% of its net assets. As of July 31, 2025, the Portfolio held $32,623,062 in the Subsidiary, representing 12.05% of the Portfolio net assets prior to consolidation. The consolidated net assets of the Portfolio includes the Subsidiary. The Consolidated portfolio of investments includes positions of the Portfolio and the Subsidiary.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on
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Notes to consolidated portfolio of investments—July 31, 2025 (unaudited)
a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices, foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
Allspring Real Return Portfolio | 19

Notes to consolidated portfolio of investments—July 31, 2025 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,808,806	$0	$0	$5,808,806
Consumer discretionary	6,544,095	0	0	6,544,095
Consumer staples	2,373,410	0	0	2,373,410
Energy	2,358,136	0	0	2,358,136
Financials	8,324,105	0	0	8,324,105
Health care	5,526,807	0	0	5,526,807
Industrials	10,008,533	0	0	10,008,533
Information technology	15,274,090	0	0	15,274,090
Materials	9,571,948	195,171	0	9,767,119
Real estate	17,678,898	0	0	17,678,898
Utilities	1,426,193	0	0	1,426,193
Corporate bonds and notes	0	24,112,216	0	24,112,216
Loans	0	780,939	0	780,939
U.S. Treasury securities	67,702,878	0	0	67,702,878
Yankee corporate bonds and notes	0	3,710,258	0	3,710,258
Short-term investments
Investment companies	104,483,893	0	0	104,483,893
	257,081,792	28,798,584	0	285,880,376
Forward foreign currency contracts	0	167,875	0	167,875
Futures contracts	2,093,154	0	0	2,093,154
Total assets	$259,174,946	$28,966,459	$0	$288,141,405
Liabilities
Forward foreign currency contracts	$0	$322,015	$0	$322,015
Futures contracts	2,302,421	0	0	2,302,421
Total liabilities	$2,302,421	$322,015	$0	$2,624,436
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated portfolio of investments.
As of July 31, 2025, $17,527,800 was segregated as cash collateral for these open futures contracts.
At July 31, 2025, the Portfolio did not have any transfers into/out of Level 3.
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